Significant Events in the Reporting Period - Schedule of Income Taxes Recognized in Unaudited Condensed consolidated Interim statements of Profit or Loss (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Tax on profit/(loss) for the year
Current tax (expense)/income	€ (1,287)	€ (595)
Current tax, adjustments to prior periods	(221)	9
Deferred tax, movement for the period	(563)	(475)
Deferred tax, recognition of previously unrecognized deferred tax assets	679,587	0
Total tax on profit/(loss) for the period	€ (677,516)	€ 1,061